Income tax and tax loss carryforwards, Components of deferred tax liability (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Components of deferred tax liability [Abstract]
Tax loss carryforwards	$ 363,027	$ 372,390
Inventories and provisions - net	80,601	73,788
Property and equipment and right-of-use asset	(575,688)	(578,654)
Total deferred tax liability	$ (132,060)	$ (132,476)
Percentage of recoverable tax losses	44.00%